Segment Reporting - Geographic information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Segment reporting
Revenue from external customers	$ 278,287	$ 277,677
Segment information
Total assets	1,736,427		$ 1,753,097
Property, plant and equipment	93,788		94,623
Right-of-use assets	7,330		3,027
Leasehold land	11,313		10,954
Intangible asset			8,941
Goodwill	3,234		3,112
Investment in equity investees	11,020		10,865
PRC
Segment reporting
Revenue from external customers	214,465	205,120
Segment information
Total assets	1,685,889		1,705,638
Property, plant and equipment	93,470		94,183
Right-of-use assets	6,880		2,489
Leasehold land	11,313		10,954
Intangible asset			8,941
Goodwill	3,234		3,112
Investment in equity investees	6,574		5,140
US and others
Segment reporting
Revenue from external customers	63,822	$ 72,557
Segment information
Total assets	50,538		47,459
Property, plant and equipment	318		440
Right-of-use assets	450		538
Investment in equity investees	$ 4,446		$ 5,725